PROVISIONS AND CONTINGENT LIABILITIES - Probable losses (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
CURRENT
Provision on legal proceedings, current	R$ 2,225,978	R$ 2,267,649
NONCURRENT
Provision on legal proceedings, non-current	31,611,131	31,142,222
Total	33,837,109	33,409,871
Civil
CURRENT
Provision on legal proceedings, current	2,220,386	2,262,622
NONCURRENT
Provision on legal proceedings, non-current	28,109,050	27,747,381
Total	25,637,048
Labor
CURRENT
Provision on legal proceedings, current	5,592	5,027
NONCURRENT
Provision on legal proceedings, non-current	2,267,615	2,233,654
Tributaries
NONCURRENT
Provision on legal proceedings, non-current	588,730	569,640
Environmental
NONCURRENT
Provision on legal proceedings, non-current	40,668	36,743
Regulatory
NONCURRENT
Provision on legal proceedings, non-current	R$ 605,068	R$ 554,804